Group Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Total assets	$ 1,853,887	$ 1,724,843
Total liabilities	890,674	768,363
Variable Interest Entity, Primary Beneficiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	132,200	137,500
Total liabilities	$ 54,400	$ 73,000